Long-term Debt - Summary of Terms and Conditions of Outstanding Long-term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Mar. 23, 2022	Dec. 31, 2021		Jul. 14, 2021	Jul. 02, 2021	Jan. 13, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount	$ 1,315,757		$ 1,608,094	[1]				$ 872,544
Unsecured Debenture | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.32%		3.32%
Unsecured Debenture | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	4.22%		4.22%
Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate		3.50%			2.89%	2.87%	3.15%
Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate		3.80%			3.37%	3.34%	3.50%
Canada, Dollars | Unsecured Revolving Facility | BA
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.125%
Year of maturity	2026
Face value	$ 0		$ 130,000
Carrying amount	$ 0		101,061
Canada, Dollars | Unsecured Revolving Credit Facility and Term Loans
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value			21,279
Carrying amount			16,646
Canada, Dollars | Unsecured Revolving Credit Facility and Term Loans | BA
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.125%
Year of maturity	2026
Face value	$ 0
Carrying amount	$ 0
Canada, Dollars | Unsecured Term Loan | BA
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.125%
Year of maturity	2022
Face value	$ 0		410,000
Carrying amount	$ 0		324,444
Canada, Dollars | Unsecured Debenture
Disclosure Of Detailed Information About Borrowings [Line Items]
Year of maturity	2024
Face value	$ 200,000		200,000
Carrying amount	$ 147,233		157,743
Canada, Dollars | Unsecured Debenture | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.32%
Canada, Dollars | Unsecured Debenture | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	4.22%
Canada, Dollars | Conditional Sales Contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	$ 125,810		136,338
Carrying amount	$ 92,822		107,888
Canada, Dollars | Conditional Sales Contracts | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.45%
Year of maturity	2022
Canada, Dollars | Conditional Sales Contracts | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	5.28%
Year of maturity	2024
United States of America, Dollars | Unsecured Revolving Facility | SOFR
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.125%
Year of maturity	2026
Face value	$ 0		120,000
Carrying amount	$ 0		118,634
United States of America, Dollars | Unsecured Revolving Credit Facility and Term Loans | SOFR
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.125%
Year of maturity	2026
Face value	$ 0		3,100
Carrying amount	0		3,065
United States of America, Dollars | Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	180,000		180,000
Carrying amount	$ 179,013		179,658
United States of America, Dollars | Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	2.89%
Year of maturity	2026
United States of America, Dollars | Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.85%
Year of maturity	2033
United States of America, Dollars | Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	$ 500,000		500,000
Carrying amount	$ 497,258		499,049
United States of America, Dollars | Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.15%
Year of maturity	2029
United States of America, Dollars | Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.50%
Year of maturity	2036
United States of America, Dollars | Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	$ 200,000		100,000
Carrying amount	$ 199,644		$ 99,906
United States of America, Dollars | Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	2.87%
Year of maturity	2029
United States of America, Dollars | Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.55%
Year of maturity	2034
United States of America, Dollars | Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	$ 200,000
Carrying amount	$ 199,787
United States of America, Dollars | Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.50%
Year of maturity	2032
United States of America, Dollars | Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.80%
Year of maturity	2037

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))